Business Organization and Nature of Operations, Going Concern and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization and Nature of Operations, Going Concern and Management's Plans

NOTE 1 – BUSINESS ORGANIZATION AND NATURE OF OPERATIONS, GOING CONCERN AND MANAGEMENT’S PLANS

Muscle Maker, Inc. (“MMI”), a former subsidiary of American Restaurant Holdings (“ARH” or “Former Parent”) was incorporated in California on December 8, 2014 and was a majority owner of Muscle Maker Brands, LLC, (“MMB”). MMB’s subsidiaries included Company owned restaurants as well as Custom Technology, Inc., (“CTI”) a technology and point of sale (“POS”) systems dealer and technology consultant. MMB was formed on December 22, 2014 in the State of California for the purpose of acquiring and operating company owned restaurants, as well as franchising its name and business system to qualified franchisees. Muscle Maker Franchising, LLC (“MMF”) was founded in 1995 in order to develop a brand of healthy-option fast food restaurants.

On January 23, 2015 (the “Closing Date”), MMI, MMB and MMF entered into an agreement whereby MMB purchased substantially all of the assets and liabilities of MMF, MMI acquired 74% of the membership units of MMB, and certain members of MMF acquired 26% of the membership units of MMB.

On March 23, 2017, ARH authorized and facilitated the distribution of 5,536,308 shares of Common Stock of MMI held by American Restaurants, LLC, the wholly owned subsidiary of ARH, to the shareholders of the Former Parent (the “Spin-Off”). As a result of the Spin-Off on March 23, 2017, ARH is no longer a majority owner of MMI.

On June 8, 2017, MMB converted from a limited liability company into a California corporation named Muscle Maker Brands Conversion, Inc. (“MMBC”).

On July 18, 2017, MMI formed Muscle Maker Development, LLC (“Muscle Maker Development”) in the State of Nevada for the purpose of running our existing franchise operations and continuing to franchise the Muscle Maker Grill name and business system to qualified franchisees. Muscle Maker Development issued 1,000 membership units to its sole member and manager, MMI. MMB assigned all the existing franchise agreements to Muscle Maker Development (“Assignment and Assumption Agreement”) pursuant to the terms of that certain Assignment and Assumption Agreement, dated August 25, 2017, among MMI, MMB and Muscle Maker Development.

On July 18, 2017, MMI formed Muscle Maker Corp., LLC (“Muscle Maker Corp.”) in the State of Nevada for the purpose of developing new corporate stores and operating new and existing corporate stores of MMI. Muscle Maker Corp. issued 1,000 membership units to its sole member and manager, MMI and MMI assigned all the existing corporate stores to Muscle Maker Corp.

On September 15, 2017 (“Effective Merger Date”), pursuant to an Agreement of Merger, MMBC was merged (“Merger”) into MMI, with MMI as the surviving corporation, in a tax-free reorganization. Pursuant to the Merger, each share of common stock of MMBC (the “MMBC Common Stock”) owned by the members of MMF was converted into 796 shares of common stock of MMI, resulting in aggregate consideration of 1,550,964 shares of common stock of MMI to the members of MMF. As a result of the Merger, MMI directly owned 70% of the shares of CTI.

On May 24, 2018, the Company entered into a stock purchase agreement among John Guild, JohnG Solutions LLC and CTI in which the Company agreed to sell its 70% ownership in CTI for a total purchase price of $1.00.

On March 14, 2019, MMI formed a wholly owned subsidiary, Muscle Maker USA, Inc. (“Muscle USA.”), in the State of Texas.

In November 2019, MMI formed Muscle Maker Inc., LLC (“MMI NV.”) in the state of Nevada. Pursuant to the Articles of Incorporation filed in the state of Nevada, MMI NV has authorized capital stock consisting of 100,000,000 shares of common stock, with a $0.0001 par value per share.

On November 13, 2019, Muscle Maker, Inc., a California corporation, merged with and into its wholly owned subsidiary, Muscle Maker, Inc., a Nevada corporation, pursuant to an Agreement and Plan of Merger between Muscle Maker, Inc., a California corporation, and Muscle Maker, Inc., a Nevada corporation. Muscle Maker, Inc., a Nevada corporation, continued as the surviving entity of the migratory merger. Pursuant to the migratory merger, the Company changed its state of incorporation from California to Nevada and each share of its common stock converted into one share of common stock of the surviving entity in the migratory merger. No dissenters’ rights were exercised by any of the Company’s stockholders in connection with the migratory merger. All share and per share information has been retroactively adjusted to reflect merger with a $0.0001 par value per share.

MMI and its subsidiaries is the “Company”.

The Company operates under the name Muscle Maker Grill and is a franchisor and owner operator of Muscle Maker Grill restaurants. As of September 30, 2019, the Company’s restaurant system included eight company-owned restaurants, and thirty-one franchise restaurants. A Muscle Maker Grill restaurants offers quality food freshly prepared with the Company’s proprietary recipes created with the guest’s health in mind. The menu is protein based, and features various supplements, health food snacks, along with a nutritious children’s menu.

Going Concern and Management’s Plans

As of September 30, 2019, the Company had a cash balance, a working capital deficiency and an accumulated deficit of $1,983,306, $5,484,122, and $29,777,110, respectively. During the three and nine months ended September 30, 2019, the Company incurred a pre-tax net loss of $2,348,829 and $5,374,914, respectively. These conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date of the issuance of these condensed consolidated financial statements.

Although management believes that the Company has access to capital resources, there are no commitments, other than aforementioned, in place for new financing as of the date of the issuance of these condensed consolidated financial statements and there can be no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all. The Company expects to have ongoing needs for working capital in order to (a) fund operations; plus (b) expand operations by opening additional corporate-owned restaurants. To that end, the Company may be required to raise additional funds through equity or debt financing. However, there can be no assurance that the Company will be successful in securing additional capital. If the Company is unsuccessful, the Company may need to (a) initiate cost reductions; (b) forego business development opportunities; (c) seek extensions of time to fund its liabilities, or (d) seek protection from creditors.

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the condensed consolidated financial statements do not necessarily purport to represent realizable or settlement values. The condensed consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 1 – BUSINESS ORGANIZATION AND NATURE OF OPERATIONS, GOING CONCERN AND MANAGEMENT’S PLANS

Muscle Maker, Inc. (“MMI”), a former subsidiary of American Restaurant Holdings (“ARH” or “Former Parent”) was incorporated in California on December 8, 2014 and was a majority owner of Muscle Maker Brands, LLC, (“MMB”). MMB’s subsidiaries included Company owned restaurants as well as Custom Technology, Inc., (“CTI”) a technology and point of sale (“POS”) systems dealer and technology consultant. MMB was formed on December 22, 2014 in the State of California for the purpose of acquiring and operating company owned restaurants, as well as franchising its name and business system to qualified franchisees. Muscle Maker Franchising, LLC (“MMF”) was founded in 1995 in order to develop a brand of healthy-option fast food restaurants.

On January 23, 2015 (the “Closing Date”), MMI, MMB and MMF entered into an agreement whereby MMB purchased substantially all of the assets and liabilities of MMF, MMI acquired 74% of the membership units of MMB, and certain members of MMF acquired 26% of the membership units of MMB.

On March 23, 2017, ARH authorized and facilitated the distribution of 5,536,308 shares of Common Stock of MMI held by American Restaurants, LLC, the wholly owned subsidiary of ARH, to the shareholders of the Former Parent (the “Spin-Off”). As a result of the Spin-Off on March 23, 2017, ARH is no longer a majority owner of MMI.

On June 8, 2017, MMB converted from a limited liability company into a California corporation named Muscle Maker Brands Conversion, Inc. (“MMBC”).

On July 18, 2017, MMI formed Muscle Maker Development, LLC (“Muscle Maker Development”) in the State of Nevada for the purpose of running our existing franchise operations and continuing to franchise the Muscle Maker Grill name and business system to qualified franchisees. Muscle Maker Development issued 1,000 membership units to its sole member and manager, MMI. MMB assigned all the existing franchise agreements to Muscle Maker Development (“Assignment and Assumption Agreement”) pursuant to the terms of that certain Assignment and Assumption Agreement, dated August 25, 2017, among MMI, MMB and Muscle Maker Development.

On July 18, 2017, MMI formed Muscle Maker Corp., LLC (“Muscle Maker Corp.”) in the State of Nevada for the purpose of developing new corporate stores and operating new and existing corporate stores of MMI. Muscle Maker Corp. issued 1,000 membership units to its sole member and manager, MMI and MMI assigned all the existing corporate stores to Muscle Maker Corp.

On September 15, 2017 (“Effective Merger Date”), pursuant to an Agreement of Merger, MMBC was merged (“Merger”) into MMI, with MMI as the surviving corporation, in a tax-free reorganization. Pursuant to the Merger, each share of common stock of MMBC (the “MMBC Common Stock”) owned by the members of MMF was converted into 796 shares of common stock of MMI, resulting in aggregate consideration of 1,550,964 shares of common stock of MMI to the members of MMF. As a result of the Merger, MMI directly owned 70% of the shares of CTI.

On May 24, 2018, the Company entered into a stock purchase agreement among John Guild, JohnG Solutions LLC and CTI in which the Company agreed to sell its 70% ownership in CTI for a total purchase price of $1.00. See Note 4 -Sale of CTI for more details.

On March 14, 2019, MMI formed Muscle Maker USA, Inc. (“Muscle USA.”) in the State of Texas. Muscle USA issued 1,000 membership units to its sole member and manager, MMI.

MMI and its subsidiaries is the “Company”.

The Company operates under the name Muscle Maker Grill and is a franchisor and owner operator of Muscle Maker Grill restaurants. As of December 31, 2018, the Company’s restaurant system included six company-owned restaurants, and thirty-four franchised restaurants. One company-owned restaurant was subsequently opened for operation. Three franchised restaurants were subsequently opened for operations and six franchised restaurants were closed as of the date of the issuance of these consolidated financial statements. In addition, the Company currently has thirty-three United States based and two Kuwait based franchise locations open as of the date of the issuance of these consolidated financial statements. Muscle Maker Grill restaurants offer quality food freshly prepared with the Company’s proprietary recipes created with the guest’s health in mind. The menu is protein based, and features various supplements, health food snacks, along with a nutritious children’s menu.

Going Concern and Management’s Plans

As of December 31, 2018, the Company had a cash balance, a working capital deficiency and an accumulated deficit of $357,842, $3,918,443, and $23,833,656, respectively. For the year ended December 31, 2018, the Company incurred a pre-tax net loss of $7,204,540. These conditions indicate that there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date of the issuance of these consolidated financial statements.

The Company’s operations have primarily been funded through proceeds from the issuance of equity and debt. Subsequent to December 31, 2018, the Company received an aggregate of $6,239,000 associated with the issuances of convertible promissory notes payable and warrants and other notes to various lenders (See Note 18 – Subsequent Events -15% Senior Secured Convertible Notes and Note 18 – Subsequent Events – 12% Secured Convertible Notes).

Although management believes that the Company has access to capital resources, there are no commitments, other than aforementioned, in place for new financing as of the date of the issuance of these consolidated financial statements and there can be no assurance that the Company will be able to obtain funds on commercially acceptable terms, if at all. The Company expects to have ongoing needs for working capital in order to (a) fund operations; plus (b) expand operations by opening additional corporate-owned restaurants. To that end, the Company may be required to raise additional funds through equity or debt financing. However, there can be no assurance that the Company will be successful in securing additional capital. If the Company is unsuccessful, the Company may need to (a) initiate cost reductions; (b) forego business development opportunities; (c) seek extensions of time to fund its liabilities, or (d) seek protection from creditors.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the consolidated financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustment that might result from the outcome of this uncertainty.